Document and Entity Information	Apr. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2021
Entity Registrant Name	INDEPENDENT BANK CORP /MI/
Entity Incorporation, State or Country Code	MI
Entity File Number	000-07818
Entity Tax Identification Number	38-2032782
Entity Address, Address Line One	4200 E BELTLINE AVE
Entity Address, City or Town	Grand Rapids
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49525
City Area Code	800
Local Phone Number	355-0641
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000039311
Title of 12(b) Security	Common stock, no par value
Trading Symbol	IBCP
Security Exchange Name	NASDAQ